Employee Benefits (Details 4) - CHF (SFr)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits [Abstract]
Service cost			SFr 348,172	SFr 319,173	SFr 261,778
Net interest expense			12,994	14,922	14,873
Administration expense			17,422	8,710	5,866
Total defined costs for the year recognized in profit or loss	SFr 302,748	SFr 277,554	SFr 378,588	SFr 342,805	SFr 282,517